United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, QP, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        February 14, 2011
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		88
						----

Form 13F Information Table Value Total:		$706,150
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Abbott Laboratories      COM            002824100       2,875     60,000  SH            SOLE                 60,000
Abbott Laboratories      COM            002824100      19,164    400,000  SH    CALL    SOLE                400,000
Allstate Corp            COM            020002101      18,666    585,500  SH            SOLE                585,500
Allstate Corp            COM            020002101      29,760    933,500  SH    CALL    SOLE                933,500
Anadarko Petroleum Corp  COM            032511107      15,232    200,000  SH    CALL    SOLE                200,000
Archer Daniels Midland   COM            039483102      12,525    416,400  SH    CALL    SOLE                416,400
Ascent Media Corp        COM ser A      043632108      20,554    530,279  SH            SOLE                530,279
Baldwin & Lyons Inc      CL A           057755100          59      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209       1,095     46,543  SH            SOLE                 46,543
CSG Systems Intl Inc     COM            126349109       1,286     67,874  SH            SOLE                 67,874
CA Inc                   COM            12673P105       2,444    100,000  SH    CALL    SOLE                100,000
Campbell Soup Co         COM            134429109       1,738     50,000  SH    CALL    SOLE                 50,000
Capital Senior Living    COM            140475104       8,306  1,239,656  SH            SOLE              1,239,656
Chubb Corp               COM            171232101       1,574     26,400  SH            SOLE                 26,400
Chubb Corp               COM            171232101      34,263    574,500  SH    CALL    SOLE                574,500
Cisco Systems, Inc       COM            17275R102      10,115    500,000  SH    CALL    SOLE                500,000
Coca-Cola Enterprises    COM            191219104       6,677    190,600  SH    CALL    SOLE                190,600
Comcast Corp             CL A voting    20030N101       8,404    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101      13,182    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       6,364    305,800  SH            SOLE                305,800
Comcast Corp             CL A Non vot.  20030N200       4,062    195,200  SH    CALL    SOLE                195,200
Consolidated-Tomoka Land COM            210226106         796     27,537  SH            SOLE                 27,537
Corelogic Inc            COM            21871D103       1,204     65,000  SH            SOLE                 65,000
Devon Energy Corporation COM            25179M103      27,479    350,000  SH    CALL    SOLE                350,000
Dex One Corp             COM            25212W100       7,630  1,022,790  SH            SOLE              1,022,790
EMC Corporation          COM            268648102       5,725    250,000  SH    CALL    SOLE                250,000
EBAY INC.                COM            278642103         557     20,000  SH            SOLE                 20,000
El Paso Corp             COM            28336L109       8,292    602,600  SH            SOLE                602,600
Equinix Inc              COM            29444U502      60,498    744,500  SH    CALL    SOLE                744,500
ETF Physical Platinum    ETF            26922V101       7,044     40,000  SH            SOLE                 40,000
Exxon Mobil Corp         COM            30231G102      73,961  1,011,500  SH    CALL    SOLE              1,011,500
Fluor Corporation        Com            343412102       6,626    100,000  SH    CALL    SOLE                100,000
Flow International Corp  COM            343468104       3,393    829,657  SH            SOLE                829,657
Gencorp Inc              COM            368682100       1,581    305,740  SH            SOLE                305,740
General Dynamics Corp.   COM            369550108       7,096    100,000  SH    CALL    SOLE                100,000
General Electric Co      COM            369550108       2,840    155,300  SH    CALL    SOLE                155,300
Genworth Financial inc   CL A           37247D106      10,553    803,100  SH    CALL    SOLE                803,100
Globalstar Inc           COM            378973408         585    403,500  SH            SOLE                403,500
Goldman Sachs Group Inc  COM            38141G104      84,652    503,400  SH    CALL    SOLE                503,400
Greif Inc                CL B           397624206      21,083    343,881  SH            SOLE                343,881
Hess Corporation         COM            42809H107       3,827     50,000  SH    CALL    SOLE                 50,000
Hewlett-Packard Co.      COM 	 	428236103       2,105     50,000  SH    CALL    SOLE                 50,000
Intel Corp.              COM            458140100      11,567    550,000  SH    CALL    SOLE                550,000
IPASS Inc                COM            46261V108       3,582  2,865,414  SH            SOLE              2,865,414
IPATH S&P 500 VIX        ETN            06740C261      -6,078    466,900  SH    PUT     SOLE                466,900
Iron Mountain INc        COM            462846106 	1,661 	  66,400  SH            SOLE                 66,400
Ishares Silver Trust     ETF            46428Q109       3,018    100,000  SH    CALL    SOLE                100,000
Johnson & Johnson        COM            478160104      12,370    200,000  SH    CALL    SOLE                200,000
Kellogg Company          COM            487836108       2,559     50,100  SH    CALL    SOLE                 50,100
Kraft Foods Inc          CL A           50075N104       9,453    300,000  SH    CALL    SOLE                300,000
Kroger Company           COM            501044101       3,710    165,900  SH    CALL    SOLE                165,900
Leap Wireless Intl Inc   COM            521863308       1,471    119,953  SH            SOLE                119,953
Liberty Global Inc       COM Ser A      530555101         377     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         361     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  COM Ser A      53071M104      10,796    684,601  SH            SOLE                684,601
Liberty Media Hldg Corp  Cap Com Ser A  53071M302      24,219    387,140  SH            SOLE                387,140
Loral Space & Comm       COM            543881106      15,935    208,302  SH            SOLE                208,302
M & F Worldwide Corp     COM            552541104         912     39,490  SH            SOLE                 39,490
MTR Gaming Group Inc     COM            553769100       4,171  2,054,686  SH            SOLE              2,054,686
Microsoft Corporation    COM            594918104      11,164    400,000  SH    CALL    SOLE                400,000
Mod Pac Corp             COM            607495108         729    145,862  SH            SOLE                145,862
Netflix Com INc          COM            64110L106      -3,514     20,000  SH    PUT     SOLE                 20,000
Old Republic Intl corp  COM             680223104 	6,357 	 466,409  SH            SOLE                466,409
Oracle Corporation       COM            68389X105       3,130    100,000  SH    CALL    SOLE                100,000
Pfizer Inc               COM            717081103      12,257    700,000  SH    CALL    SOLE                700,000
Presidential Life Corp   COM            740884101      19,268  1,940,339  SH            SOLE              1,940,339
Raytheon Co.             COM            755111507      17,929    386,900  SH    CALL    SOLE                386,900
Reddy Ice Holdings Inc   COM            75734R105         280    101,835  SH            SOLE                101,835
Regis Corp               COM            758932107      10,818    651,688  SH            SOLE                651,688
Riverbed Technology INc  COM            768573107      -7,076    201,200  SH    PUT     SOLE                201,200
SPDR S&P 500 ETF Trust   ETF            78462F103     -83,121    661,000  SH    PUT     SOLE                661,000
SPDR Gold Trust          ETF            78463V107      -9,710     70,000  SH    PUT     SOLE                 70,000
SPDR Gold Trust          ETF            78463V107       6,936     50,000  SH    CALL    SOLE                 50,000
Salesforce.com Inc       COM            79466L302      -6,600     50,000  SH    PUT     SOLE                 50,000
Seabright Hldg Inc       COM            811656107          94     10,176  SH            SOLE                 10,176
Sealed Air Corporation   COM            81211K100       7,406    291,000  SH            SOLE                291,000
Sears Holdings Corp      COM            812350106      -2,213     30,000  SH    PUT     SOLE                 30,000
Telephone and Data Sys.  COM Special    879433860       1,185     37,600  SH            SOLE                 37,600
Verizon Comm.            COM            92343V104      -7,156    200,000  SH    PUT     SOLE                200,000
Wal Mart Stores Inc      COM            931142103      10,786    200,000  SH    CALL    SOLE                200,000
Walgreen Co.             COM            931422109       4,021    103,200  SH    CALL    SOLE                103,200
Waste Management Inc     COM            94106L109      24,887    675,000  SH    CALL    SOLE                675,000
West Coast Bancorp       COM            952145100       2,101    745,095  SH            SOLE                745,095
Williams Companies Inc   COM            969457100       5,735    232,000  SH            SOLE                232,000
Williams Companies Inc   COM            969457100      12,113    490,000  SH    CALL    SOLE                490,000
Seagate Technology       COM            G7945J104       3,758    250,000  SH            SOLE                250,000
XL Capital LTD           CL A           G98255105       1,353     62,000  SH            SOLE                 62,000
XL Capital LTD           CL A           G98255105      18,761    859,800  SH    CALL    SOLE                859,800


*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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